Inventories	12 Months Ended
Jul. 31, 2011
Inventories
Inventories

Note 4. Inventories

The Company's inventories consist of the following (in millions):

	Successor	Successor
	July 31, 2011	May 1, 2011
Inventories:
Finished products	$668.5	$613.4
Raw materials and in-process materials	48.2	44.3
Packaging materials and other	154.2	109.2
LIFO reserve	3.0	—

Total inventories	$873.9	$766.9